Cover	Aug. 22, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2024
Entity File Number	001-41462
Entity Registrant Name	Pono Capital Two, Inc.
Entity Central Index Key	0001930313
Entity Tax Identification Number	88-1192288
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	643 Ilalo St. #102
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	892-6611
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	PTWOU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	PTWO
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PTWOW
Security Exchange Name	NASDAQ